Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2022
Receivables from contracts with customers [abstract]
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Changes are shown below:

Balance as of December 31, 2019	1,465,989
Additions	549,085
Amortization	(289,436)
Transfer	(19,307)
Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfers	(34,570)
Balance as of December 31, 2021	2,079,226
Additions	637,502
Amortization	(504,907)
Transfers	(6,230)
Balance as of December 31, 2022	2,205,591
Current	614,112
Non-current	1,591,479